Changes in equity and earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Changes in Issued Capital and Treasury Shares
The tables below summarize the changes in issued capital and treasury shares during 2023:

Issued capital

Issued capital	Million shares	Million US dollar

At the end of the previous year	2 019	1 736
Changes during the period	-	-
	2 019	1 736
Of which:
Ordinary shares	1 737
Restricted shares	282

	Treasury shares		Result on the use of treasury shares

Treasury shares	Million shares	Million US dollar	Million US dollar

At the end of the previous year	35.5	(3 706)	(4 559)
Changes during the period	(0.1)	240	(477)
At the end of the current period	35.4	(3 465)	(5 036)

Summary of Changes in Other Comprehensive Income Reserves
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
.
As per 1 January 2023	(34 677)	145	(1 021)	(35 553)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	4 497	-	-	4 497
Cash flow hedges	-	36	-	36
Re-measurements of post-employment benefits	-	-	(134)	(134)
Other comprehensive income/(loss)	4 497	36	(134)	4 398
As per 31 December 2023	(30 180)	181	(1 155)	(31 155)
The gain in translation reserves is primarily related to the combined effect of the appreciation of the closing rates of the Colombian peso and the Mexican peso and the weakening of the closing rate of the Argentinean peso and the South African rand, which resulted in a net foreign exchange translation adjustment of 4 497m US dollar as of 31 December 2023 (increase of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
.
As per 1 January 2022	(33 554)	481	(1 504)	(34 577)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(1 123)	-	-	(1 123)
Cash flow hedges	-	(336)	-	(336)
Re-measurements of post-employment benefits	-	-	483	483
Other comprehensive income/(loss)	(1 123)	(336)	483	(976)
As per 31 December 2022	(34 677)	145	(1 021)	(35 553)

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
.
As per 1 January 2021	(29 234)	376	(1 983)	(30 841)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(4 320)	-	-	(4 320)
Cash flow hedges	-	105	-	105
Re-measurements of post-employment benefits	-	-	479	479
Other comprehensive income/(loss)	(4 320)	105	479	(3 736)

As per 31 December 2021	(33 554)	481	(1 504)	(34 577)

Summary of Basic and Diluted Earnings Per Share
The calculation of basic earnings per share for 2023 is based on the profit attributable to equity holders of AB InBev of 5 341m US dollar (2022: 5 969m US dollar; 2021: 4 670m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2023	2022	2021
.
Issued ordinary and restricted shares at 1 January, net of treasury shares	1 984	1 981	1 972
Effect of stock lending	30	30	30
Effect of delivery of treasury shares and share buyback programs	2	2	4
Weighted average number of ordinary and restricted shares at 31 December	2 016	2 013	2 007

The calculation of diluted earnings per share for 2023 is based on the profit attributable to equity holders of AB InBev of 5 341m US dollar (2022: 5 969m US dollar; 2021: 4 670m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2023	2022	2021
.
Weighted average number of ordinary and restricted shares at 31 December	2 016	2 013	2 007
Effect of share options, PSUs and restricted stock units	38	37	38
Weighted average number of ordinary and restricted shares (diluted) at 31 December	2 054	2 050	2 045
The calculation of the Underlying EPS is based on the profit before exceptional items and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of the profit attributable to equity holders of AB InBev to the profit before exceptional items, attributable to equity holders of AB InBev and underlying profit is calculated as follows:

Million US dollar	2023	2022¹	2021¹
.
Profit attributable to equity holders of AB InBev	5 341	5 969	4 670
Net impact of exceptional items on profit (refer to Note 8)	614	153	1 076
Profit before exceptional items, attributable to equity holders of AB InBev	5 955	6 122	5 746
Hyperinflation impacts	203	(30)	28
Underlying profit	6 158	6 093	5 774

Summary of Calculation of EPS
The table below sets out the EPS calculation:

Million US dollar	2023	2022	2021
.
Profit attributable to equity holders of AB InBev	5 341	5 969	4 670
Weighted average number of ordinary and restricted shares	2 016	2 013	2 007
Basic EPS	2.65	2.97	2.33
.
Underlying profit	6 158	6 093	5 774
Weighted average number of ordinary and restricted shares	2 016	2 013	2 007
Underlying EPS	3.05	3.03	2.88
.
Profit attributable to equity holders of AB InBev	5 341	5 969	4 670
Weighted average number of ordinary and restricted shares (diluted)	2 054	2 050	2 045
Diluted EPS	2.60	2.91	2.28